Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Related Parties [Abstract]
Schedule of Controlling Interests

The main shareholders of GeoPark Limited as of December 31, 2023, based solely on Schedules 13D and 13G filed with the SEC, are:

	Common	Percentage of outstanding
Shareholder	shares	common shares
James F. Park (a)	8,817,251	15.94%
Gerald E. O’Shaughnessy (b)	3,673,392	6.64%
Compass Group LLC (c)	3,312,589	5.99%
Renaissance Technologies LLC (d)	3,091,863	5.59%
Socoservin Overseas SPF S.à.r.l. (e)	2,889,315	5.22%
Cobas Asset Management, SGIIC, SA (f)	2,808,406	5.08%
Other shareholders	30,734,704	55.54%
	55,327,520	100.00%
(a)	Held by James F. Park directly and indirectly through GoodRock, LLC, which is controlled by Mr. Park. The information set forth above and listed in the table is based solely on the disclosure set forth in Mr. Park’s most recent Schedule 13G filed with the SEC on February 14, 2024. 352,400 of Mr. Park’s shares have been pledged pursuant to lending arrangements.
(b)	Held by Mr. O’Shaughnessy directly and indirectly through GP Investments LLP; GPK Holdings, LLC; The Globe Resources Group, Inc.; and other investment vehicles. The information set forth above and listed in the table is based solely on the disclosure set forth in Mr. O’Shaughnessy most recent Schedule 13D filed with the SEC on February 2, 2024. 3,435,000 of Mr. O’Shaughnessy’s shares have been pledged pursuant to lending arrangements.
(c)	The information set forth above and listed in the table is based solely on the disclosure set forth in Compass Group LLC’s most recent Schedule 13G filed with the SEC on February 14, 2024.
(d)	The information set forth above and listed in the table is based solely on the disclosure set forth in Renaissance’s most recent Schedule 13G filed with the SEC on February 13, 2024.
(e)	The information set forth above and listed in the table is based solely on the disclosure set forth in Socoservin Overseas’ most recent Schedule 13G filed with the SEC on July 25, 2023.
(f)	The information set forth above and listed in the table is based solely on the disclosure set forth in Cobas Asset Management’s most recent Schedule 13G filed with the SEC on February 12, 2024.

Schedule of Balances Outstanding and Transactions with Related Parties

Balances outstanding and transactions with related parties

		Balances
	Transaction	at year
Account (Amounts in US$´000)	in the year	end	Related Party	Relationship
2023
To be recovered from co-venturers	—	8,630	Joint Operations	Joint Operations
To be paid to co-venturers	—	(522)	Joint Operations	Joint Operations
2022
To be recovered from co-venturers	—	8,750	Joint Operations	Joint Operations
To be paid to co-venturers	—	(2,815)	Joint Operations	Joint Operations
Geological and geophysical expenses	160	—	Carlos Gulisano	Former Non-Executive Director (a)
Administrative expenses	492	—	Pedro E. Aylwin	Former Executive Director (b)
2021
To be recovered from co-venturers	—	4,680	Joint Operations	Joint Operations
To be paid to co-venturers	—	(953)	Joint Operations	Joint Operations
Geological and geophysical expenses	160	—	Carlos Gulisano	Former Non-Executive Director (a)
Administrative expenses	656	—	Pedro E. Aylwin	Former Executive Director (b)
(a)	Corresponding to consultancy services. Carlos Gulisano acted as a Director of the Company until July 2022.
(b)	Corresponding to wages and salaries acting as Director of Legal and Governance. In 2022, also includes consultancy services. In addition, Aylwin, Mendoza, Luksic & Valencia Law firm, where Pedro Aylwin is a partner and has a participation through Asesorías e Inversiones A&P Ltda, provided general legal services to all the Chilean entities, in Chilean corporate, labor, environmental, regulatory, and commercial laws.